GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:- GENERAL

Tikcro Technologies Ltd. ("the Company" or "Tikcro") was incorporated in 1999, under the laws of Israel.

The Company's business activity is to support early stage development in growth areas, with a focus on biotechnology projects originated in Israeli academic centers. The Company is currently engaged with the development of certain antibodies, currently in selection and pre-clinical trials with a focus on antibodies blocking immune modulators for cancer treatment.